Variable interest entities (Details) - VIE - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable interest entities
Registered capital funds of the VIEs and its subsidiaries	¥ 13,202,870	¥ 14,357,869
Non-distributable statutory reserves of the VIEs and its subsidiaries	¥ 89,487	¥ 64,034